INTANGIBLE ASSETS, NET (Details 1) $ in Thousands	Sep. 30, 2015 USD ($)
Finite-Lived Intangible Assets [Line Items]
September 30, 2016	$ 20
September 30, 2017	20
September 30, 2018	20
September 30, 2019	20
September 30, 2020	20
Thereafter	471
Total	$ 571